Equity and Equity-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2020
Equity [Abstract]
Dividends Declared	The board of directors declared quarterly dividends as presented below:

	Three Months Ended March 31,
	2020	2019
8.45% Series D Cumulative Preferred Stock	$0.5281	$0.5281
7.375% Series F Cumulative Preferred Stock	0.4609	0.4609
7.375% Series G Cumulative Preferred Stock	0.4609	0.4609
7.50% Series H Cumulative Preferred Stock	0.4688	0.4688
7.50% Series I Cumulative Preferred Stock	0.4688	0.4688